SUMMARY PROSPECTUS January 31, 2022

AB High Yield Portfolio

(formerly AB FlexFeeTM High Yield Portfolio)

Ticker: Class A–HIAYX; Advisor Class–HIYYX; Class Z–HIZYX

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information (“SAI”), both dated January 31, 2022, as may be amended or supplemented, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus, reports to shareholders and other information about the Fund, go to www.abfunds.com/go/prospectus, email a request to prorequest@alliancebernstein.com, call (800) 227-4618, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund. The Fund’s reports to shareholders are also available at www.abfunds.com/go/hyp.

PRO-0115-HY-0122

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek to maximize total return consistent with prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds—Sales Charge Reduction Programs for Class A Shares on page 65 of the Fund’s Prospectus, in Appendix C—Financial Intermediary Waivers of the Fund’s Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 134 of the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Advisor Class Shares	Class Z Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None(a)	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Advisor Class	Class Z
Management Fees(b)	.45%	.45%	.45%

Distribution and/or Service (12b-1) Fees	.25%	None	None

Other Expenses:
Transfer Agent	.14%	.10%	.02%
Other Expenses	1.44%	1.28%	1.45%

Total Other Expenses	1.58%	1.38%	1.47%

Total Annual Fund Operating Expenses	2.28%	1.83%	1.92%

Fee Waiver and/or Expense Reimbursement(c)	(1.43)%	(1.23)%	(1.32)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	.85%	.60%	.60%

(a)

Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.

(b)	Restated to reflect current Management Fees. For more information see “Bar Chart and Performance Information” below.

(c)

The Adviser has contractually agreed to waive fees and/or to bear expenses of the Fund until January 31, 2023 to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 0.85%, 0.60% and 0.60% of average daily net assets, respectively, for Class A, Advisor Class and Class Z shares (“expense limitations”). The expense limitations will remain in effect until January 31, 2023 and may only be terminated or changed with the consent of the Fund’s Board of Directors. In addition, the expense limitations will be automatically extended for one-year terms unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period.

Any fees waived and expenses borne by the Adviser through December 31, 2019 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s total Fund operating expenses to exceed the expense limitations. For the period from February 26, 2018 through December 31, 2019, the Adviser had contractually agreed to waive fees and/or to bear expenses of the Fund to the extent necessary to prevent “Total Other Expenses,” on an annualized basis, from exceeding 0.10% of average daily net assets. Total Other Expenses means aggregate expenses incurred by the Fund, but do not include (i) advisory fees; (ii) distribution and/or service (Rule 12b-1) fees; (iii) extraordinary expenses; (iv) interest expense; (v) acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest; (vi) expenses associated with securities sold short; (vii) taxes; and (viii) brokerage commission and other transaction costs.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver and/or expense limitation is in effect through the date indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Advisor Class	Class Z
After 1 Year	$508	$61	$61

After 3 Years	$975	$456	$475

After 5 Years	$1,468	$875	$914

After 10 Years	$2,823	$2,047	$2,136

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the fiscal year ended December 31, 2020, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio. During the 10-month period ended October 31, 2021, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

PRINCIPAL STRATEGIES

At least 80% of the Fund’s net assets will under normal circumstances be invested in fixed-income securities rated Ba1 or lower by Moody’s Investors Service or BB+ or lower by S&P Global Ratings or Fitch Ratings (commonly known as “junk bonds”), unrated securities considered by the Adviser to be of comparable quality, and related derivatives. The Fund may invest in fixed-income securities with a range of maturities from short- to long-term. The Fund may also invest in equity securities.

In selecting securities for purchase or sale by the Fund, the Adviser attempts to take advantage of inefficiencies that it believes exist in the global debt markets. These inefficiencies arise from investor behavior, market complexity, and the investment limitations to which investors are subject. The Adviser combines quantitative analysis with fundamental credit and economic research in seeking to exploit these inefficiencies.

The Fund will most often invest in securities of U.S. issuers, but may also purchase fixed-income securities of foreign issuers, including securities denominated in foreign currencies and securities of emerging market issuers. The Adviser may or may not hedge any foreign currency exposure through the use of currency-related derivatives.

The Fund expects to use derivatives, such as options, futures contracts, forwards and swaps, to a significant extent, subject to the limits of applicable law. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Fund’s exposure. The Fund may, for example, use credit default and interest rate swaps to gain exposure to the fixed-income markets or particular fixed-income securities and, as noted above, may use currency-related derivatives. The Adviser may use derivatives to effectively leverage the Fund by creating aggregate market exposure substantially in excess of the Fund’s net assets.

PRINCIPAL RISKS

•

Market Risk: The value of the Fund’s assets will fluctuate as the bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market.

•

Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The current historically low interest rate environment heightens the risks associated with rising interest rates.

•

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

•

Below Investment Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

•

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

•

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

•

Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

•

Leverage Risk: To the extent the Fund uses leveraging techniques, its net asset value, or NAV, may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

•

Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

•

Emerging Market Risk: Investments in emerging market countries may have more risk because the markets are less developed and less liquid and are subject to increased economic, political, regulatory or other uncertainties.

•

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments in fixed-income securities denominated in foreign currencies or reduce the Fund’s returns.

•

Illiquid Investments Risk: Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

•

Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

•	how the Fund’s performance changed from year to year over ten years; and

•	how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the website at www.abfunds.com (click on “Investments—Mutual Funds”).

The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance information prior to July 26, 2016 shown below reflects the historical performance of the AB High-Yield Portfolio, a series of The AB Pooling Portfolios (the “Accounting Survivor”). Upon completion of a reorganization of the Accounting Survivor into the Fund on July 26, 2016 (the “Reorganization”), Class Z shares of the Fund assumed the performance and financial history of the Accounting Survivor. Because the Fund has higher expenses than the Accounting Survivor had, the Accounting Survivor’s performance would have been lower than that shown had it operated with the Fund’s current expense levels. At the time of the Reorganization, the Accounting Survivor and the Fund had substantially similar investment objectives and strategies.

From February 26, 2018 through April 30, 2021, the Fund had a performance-based, or fulcrum, advisory fee. Accordingly, performance information shown below during this period reflects performance fee adjustments and would have been different if the Fund had been managed under the current advisory fee arrangement. Class A and Class Z shares of the Fund were not in operation during this period.

Bar Chart

The annual returns in the bar chart are for the Fund’s Advisor Class shares, which reflect the performance of the Accounting Survivor’s shares prior to July 26, 2016, adjusted to reflect the expenses of the Advisor Class shares.

During the period shown in the bar chart, the Fund’s:

Best Quarter was up 11.71%, 2nd quarter, 2020; and Worst Quarter was down -14.01%, 1st quarter, 2020.

Performance Table

Average Annual Total Returns

(For the periods ended December 31, 2021)

		1 Year	5 Years	10 Years
Advisor Class*	Return Before Taxes	6.48%	6.66%	7.34%

	Return After Taxes on Distributions**	4.13%	4.26%	4.43%

	Return After Taxes on Distributions and Sale of Fund Shares**	3.80%	4.04%	4.35%
Class A***	Return Before Taxes	1.65%	5.47%	7.07%
Class Z****	Return Before Taxes	6.45%	6.65%	7.34%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index***** (reflects no deduction for fees, expenses, or taxes)		5.26%	6.28%	6.82%
Markit iBoxx USD Liquid High Yield Index***** (reflects no deduction for fees, expenses, or taxes)		4.48%	5.60%	5.91%

*

For Advisor Class shares, performance for the period prior to the Reorganization reflects the performance of the Accounting Survivor’s shares, adjusted to reflect the expenses of the Advisor Class shares of the Fund. Advisor Class shares of the Fund have been in operation since July 26, 2016.

**	After-tax Returns:

–

Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

***

For Class A shares, performance for the period prior to the Reorganization reflects the performance of the Accounting Survivor’s shares and the period from February 26, 2018 until April 30, 2021 reflects the performance of the Fund’s Advisor Class shares, adjusted to reflect the expenses of the Class A shares of the Fund. Class A shares of the Fund were in operation during the period from July 26, 2016, until February 26, 2018, and resumed operations on April 30, 2021.

****

For Class Z shares, performance for the period prior to the Reorganization reflects the performance of the Accounting Survivor’s shares, which were exchanged for Class Z shares of the Fund in the Reorganization. In addition, performance for the period from February 26, 2018 until April 30, 2021 reflects the performance of the Fund’s Advisor Class shares, adjusted to reflect the expenses of the Class Z shares of the Fund. Class Z shares of the Fund were in operation during the period from July 26, 2016, until February 26, 2018, and resumed operations on April 30, 2021.

*****

Effective April 30, 2021, the broad-based index used for comparing the Fund’s performance changed from the Markit iBoxx USD Liquid High Yield Index to the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index in connection with the elimination of a performance (fulcrum) fee arrangement for the Fund.

INVESTMENT ADVISER

AllianceBernstein L.P. is the investment adviser for the Fund.

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Gershon M. Distenfeld	Since 2014	Senior Vice President of the Adviser

Robert Schwartz	Since January 2022	Senior Vice President of the Adviser

William Smith	Since 2018	Senior Vice President of the Adviser

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

The following table describes the initial and subsequent minimum purchase amounts for each class of shares, which are subject to waiver in certain circumstances.

	Initial	Subsequent
Class A shares, including traditional IRAs and Roth IRAs	$2,500	$50
Automatic Investment Program	None	$50 If initial minimum investment is less than $2,500, then $200 monthly until account balance reaches $2,500
Advisor Class shares (only available to fee-based programs or through other limited arrangements, such as purchases by shareholders of the Fund’s Predecessor Fund, and certain commission-based brokerage arrangements)	None	None
Class A and Class Z shares are available at NAV, without an initial sales charge, to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans and, for Class Z shares, to persons participating in certain fee-based programs sponsored by a financial intermediary, where in each case plan level or omnibus accounts are held on the books of the Fund.	None	None

You may sell (redeem) your shares each day the New York Stock Exchange is open. You may sell your shares through your financial intermediary or by mail (AllianceBernstein Investor Services, Inc., P.O. Box 786003, San Antonio, TX 78278-6003) or telephone (800) 221-5672.

TAX INFORMATION

The Fund may pay income dividends or make capital gains distributions, which may be subject to federal income taxes and taxable as ordinary income or capital gains, and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or a group retirement plan), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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